UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Advantage Utilities and High Income Fund. The Fund has an August 31 fiscal year end.

Date of reporting period: May 31, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 64.82%
Consumer Discretionary : 1.95%
Media : 1.95%
Lagardere SCA	71,500	$2,491,698

Energy : 9.53%
Oil, Gas & Consumable Fuels : 9.53%
Energen Corporation	15,000	1,280,700
EQT Corporation	15,000	1,603,200
Kinder Morgan Incorporated	10,577	353,166
Spectra Energy Corporation	75,000	3,043,500
The Williams Companies Incorporated	100,000	4,696,000
Veresen Incorporated	75,000	1,176,566
		12,153,132

Industrials : 4.41%
Air Freight & Logistics : 4.36%
Deutsche Post AG	150,000	5,563,697

Construction & Engineering : 0.05%
Ameresco Incorporated Class A †	9,000	58,950

Telecommunication Services : 8.36%
Diversified Telecommunication Services : 5.15%
BCE Incorporated	16,000	734,880
CenturyLink Incorporated	100,000	3,767,000
Verizon Communications Incorporated	41,291	2,062,898
		6,564,778

Wireless Telecommunication Services : 3.21%
Shenandoah Telecommunications Company	40,000	1,104,400
Vodafone Group plc ADR	85,636	2,998,116
		4,102,516

Utilities : 40.57%
Electric Utilities : 27.21%
American Electric Power Company Incorporated	100,000	5,335,000
Chesapeake Utilities Corporation	200	13,082
Duke Energy Corporation	30,514	2,168,935
Edison International	75,000	4,135,500
Enel SpA	200,000	1,131,960
Entergy Corporation	1,000	75,420
Great Plains Energy Incorporated	175,000	4,453,750
IDACORP Incorporated	25,000	1,370,750
ITC Holdings Corporation	135,000	4,941,000
NextEra Energy Incorporated	50,000	4,868,000
Northeast Utilities	90,000	4,086,000
Pepco Holdings Incorporated	100	2,770
PNM Resources Incorporated	75,000	2,134,500
		34,716,667

Gas Utilities : 0.94%
New Jersey Resources Corporation	200	11,002
Snam Rete Gas SpA	200,000	1,173,945

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name			Shares	Value
Gas Utilities (continued)
South Jersey Industries Incorporated			200	$11,504
				1,196,451

Multi-Utilities : 10.51%
CenterPoint Energy Incorporated			50,000	1,206,000
Dominion Resources Incorporated			300	20,688
MDU Resources Group Incorporated			500	16,940
Public Service Enterprise Group Incorporated			50,000	1,948,000
Sempra Energy			19,900	1,996,965
Suez Environnement Company SA			275,000	5,525,528
Veolia Environnement SA			137,000	2,618,257
Wisconsin Energy Corporation			1,600	72,832
				13,405,210

Water Utilities : 1.91%
American Water Works Company Incorporated			50,000	2,430,500

Total Common Stocks (Cost $58,617,550)				82,683,599

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 28.08%
Consumer Discretionary : 5.34%
Auto Components : 0.47%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$340,000	364,650
Cooper Tire & Rubber Company	7.63	3-15-2027	200,000	208,000
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	27,875
				600,525

Distributors : 0.06%
LKQ Corporation	4.75	5-15-2023	75,000	73,313

Diversified Consumer Services : 0.54%
Ceridian HCM Holding Incorporated 144A	11.00	3-15-2021	10,000	11,525
Service Corporation International	6.75	4-1-2016	100,000	108,375
Service Corporation International	7.00	6-15-2017	25,000	28,095
Service Corporation International	7.50	4-1-2027	351,000	380,835
Service Corporation International	7.63	10-1-2018	25,000	29,095
Service Corporation International	8.00	11-15-2021	40,000	46,452
Sotheby’s 144A	5.25	10-1-2022	95,000	91,200
				695,577

Hotels, Restaurants & Leisure : 1.74%
Burger King Corporation	9.88	10-15-2018	75,000	80,813
CCM Merger Incorporated 144A	9.13	5-1-2019	465,000	497,550
CEC Entertainment Incorporated 144A	8.00	2-15-2022	75,000	76,125
DineEquity Incorporated	9.50	10-30-2018	350,000	377,563
Greektown Holdings LLC 144A	8.88	3-15-2019	480,000	492,000
Hilton Worldwide Finance LLC 144A	5.63	10-15-2021	15,000	15,863
Pinnacle Entertainment Incorporated	7.50	4-15-2021	355,000	383,844
Ruby Tuesday Incorporated	7.63	5-15-2020	110,000	109,725
Scientific Games Corporation	9.25	6-15-2019	60,000	63,075
Speedway Motorsports Incorporated	6.75	2-1-2019	120,000	127,200
				2,223,758

Household Durables : 0.10%
American Greetings Corporation	7.38	12-1-2021	90,000	95,400

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Household Durables (continued)
Tempur Sealy International Incorporated	6.88%	12-15-2020	$25,000	$27,375
				122,775

Media : 1.98%
Allbritton Communications Company	8.00	5-15-2018	150,000	156,563
Cablevision Systems Corporation	8.63	9-15-2017	145,000	169,650
CBS Outdoor Americas Capital LLC 144A	5.25	2-15-2022	15,000	15,375
Cinemark USA Incorporated	7.38	6-15-2021	75,000	82,969
CSC Holdings LLC	7.63	7-15-2018	45,000	52,088
CSC Holdings LLC	7.88	2-15-2018	75,000	86,625
CSC Holdings LLC	8.63	2-15-2019	125,000	149,063
DISH DBS Corporation	7.88	9-1-2019	115,000	136,850
DreamWorks Animation SKG Incorporated 144A	6.88	8-15-2020	170,000	183,600
EchoStar DBS Corporation	7.13	2-1-2016	50,000	54,500
Gray Television Incorporated	7.50	10-1-2020	420,000	450,450
Lamar Media Corporation	5.88	2-1-2022	75,000	80,438
LIN Television Corporation	6.38	1-15-2021	25,000	26,250
LIN Television Corporation	8.38	4-15-2018	150,000	158,438
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	15,000	16,388
Lynx II Corporation 144A	6.38	4-15-2023	25,000	26,375
National CineMedia LLC	6.00	4-15-2022	170,000	177,650
National CineMedia LLC	7.88	7-15-2021	50,000	54,875
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	145,000	154,788
Regal Entertainment Group	5.75	6-15-2023	30,000	30,675
Regal Entertainment Group	5.75	3-15-2022	250,000	258,125
				2,521,735

Specialty Retail : 0.45%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	40,000	41,400
Ahern Rentals Incorporated 144A	9.50	6-15-2018	85,000	94,138
Century Intermediate Holding Company (PIK at 9.75%) 144A¥	9.75	2-15-2019	15,000	16,013
Neiman Marcus Group Limited 144A	8.00	10-15-2021	15,000	16,500
Penske Auto Group Incorporated	5.75	10-1-2022	80,000	83,700
Rent-A-Center Incorporated	6.63	11-15-2020	140,000	145,950
Sonic Automotive Incorporated	5.00	5-15-2023	70,000	69,125
Toys “R” Us Property Company II LLC	8.50	12-1-2017	100,000	102,000
				568,826

Consumer Staples : 0.13%
Food Products : 0.13%
Darling International Incorporated 144A	5.38	1-15-2022	15,000	15,600
Hearthside Group Holdings LLC 144A	6.50	5-1-2022	10,000	10,075
Simmons Foods Incorporated 144A	10.50	11-1-2017	135,000	145,800
				171,475

Energy : 5.56%
Energy Equipment & Services : 1.92%
Bristow Group Incorporated	6.25	10-15-2022	265,000	285,538
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	25,000	27,813
Dresser-Rand Group Incorporated	6.50	5-1-2021	90,000	96,300
Era Group Incorporated	7.75	12-15-2022	204,000	215,730
Forum Energy Technologies Incorporated 144A	6.25	10-1-2021	15,000	15,938
Gulfmark Offshore Incorporated	6.38	3-15-2022	430,000	447,200
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	190,000	186,675
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	40,000	41,600
NGPL PipeCo LLC 144A	7.12	12-15-2017	265,000	265,000
NGPL PipeCo LLC 144A	7.77	12-15-2037	515,000	486,675
NGPL PipeCo LLC 144A	9.63	6-1-2019	35,000	37,975

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
PHI Incorporated 144A	5.25%	3-15-2019	$325,000	$330,688
Pride International Incorporated	8.50	6-15-2019	10,000	12,755
				2,449,887

Oil, Gas & Consumable Fuels : 3.64%
Crestwood Midstream Partners LP	6.00	12-15-2020	76,000	79,230
Crestwood Midstream Partners LP 144A	6.13	3-1-2022	25,000	26,188
CVR Refining LLC	6.50	11-1-2022	68,000	71,485
Denbury Resources Incorporated	4.63	7-15-2023	45,000	43,313
Denbury Resources Incorporated	6.38	8-15-2021	25,000	26,875
El Paso LLC	6.50	9-15-2020	45,000	49,824
El Paso LLC	7.00	6-15-2017	75,000	84,450
El Paso LLC	7.25	6-1-2018	175,000	199,118
El Paso LLC	7.42	2-15-2037	90,000	90,113
El Paso LLC	7.80	8-1-2031	100,000	108,250
Energy Transfer Equity LP	7.50	10-15-2020	300,000	346,500
Exterran Partners LP	6.00	4-1-2021	225,000	228,375
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	25,000	27,398
Murphy Oil USA Incorporated 144A	6.00	8-15-2023	30,000	31,200
Northern Tier Energy LLC	7.13	11-15-2020	140,000	150,500
Pioneer Natural Resources Company	7.50	1-15-2020	145,000	180,094
Plains Exploration & Production Company	8.63	10-15-2019	325,000	348,563
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	260,000	259,350
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	435,000	408,900
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	205,000	199,875
Sabine Pass Liquefaction LLC	5.63	2-1-2021	75,000	78,563
Sabine Pass Liquefaction LLC	5.63	4-15-2023	90,000	92,475
Sabine Pass Liquefaction LLC 144A	5.75	5-15-2024	50,000	51,375
Sabine Pass Liquefaction LLC 144A	6.25	3-15-2022	200,000	214,750
Sabine Pass LNG LP	6.50	11-1-2020	395,000	421,663
Sabine Pass LNG LP	7.50	11-30-2016	370,000	409,775
SemGroup Corporation	7.50	6-15-2021	220,000	237,050
Suburban Propane Partners LP	7.38	3-15-2020	60,000	64,125
Suburban Propane Partners LP	7.38	8-1-2021	26,000	28,600
Ultra Petroleum Corporation 144A	5.75	12-15-2018	85,000	89,675
				4,647,652

Financials : 4.66%
Banks : 0.93%
CIT Group Incorporated 144A	5.50	2-15-2019	100,000	108,000
CIT Group Incorporated 144A	6.63	4-1-2018	50,000	55,875
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	275,000	275,390
Nielsen Finance LLC	7.75	10-15-2018	381,000	403,384
Nuveen Investments Incorporated	5.50	9-15-2015	275,000	283,938
Nuveen Investments Incorporated 144A	9.13	10-15-2017	50,000	54,250
				1,180,837

Consumer Finance : 2.24%
Ally Financial Incorporated	5.50	2-15-2017	50,000	54,313
Ally Financial Incorporated	6.75	12-1-2014	36,000	36,990
Ally Financial Incorporated	7.50	9-15-2020	90,000	107,325
Ally Financial Incorporated	8.00	3-15-2020	65,000	78,813
Ally Financial Incorporated	8.30	2-12-2015	825,000	864,150
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	29,140
General Motors Financial Company Incorporated	6.75	6-1-2018	95,000	108,181
Homer City Funding LLC (PIK at 9.23%) ¥	8.73	10-1-2026	149,149	159,403
SLM Corporation	6.13	3-25-2024	90,000	90,450
SLM Corporation	7.25	1-25-2022	70,000	77,350
SLM Corporation	8.00	3-25-2020	330,000	381,150
SLM Corporation	8.45	6-15-2018	125,000	147,188

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Springleaf Finance Corporation	5.40%	12-1-2015	$140,000	$146,825
Springleaf Finance Corporation	5.75	9-15-2016	50,000	53,063
Springleaf Finance Corporation	6.00	6-1-2020	175,000	177,625
Springleaf Finance Corporation	6.50	9-15-2017	50,000	53,875
Springleaf Finance Corporation	6.90	12-15-2017	243,000	266,085
Springleaf Finance Corporation	7.75	10-1-2021	22,000	24,585
				2,856,511

Diversified Financial Services : 0.27%
Denali Borrower LLC 144A	5.63	10-15-2020	330,000	344,438

Real Estate Management & Development : 0.42%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	240,000	257,400
Onex Corporation 144A	7.75	1-15-2021	270,000	278,100
				535,500

REITs : 0.80%
Crown Castle International Corporation	5.25	1-15-2023	75,000	78,000
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	340,000	351,900
Omega Healthcare Investors Incorporated	6.75	10-15-2022	125,000	135,313
Sabra Health Care Incorporated	5.38	6-1-2023	50,000	51,250
Sabra Health Care Incorporated	5.50	2-1-2021	55,000	57,750
The Geo Group Incorporated	5.13	4-1-2023	125,000	124,063
The Geo Group Incorporated	5.88	1-15-2022	200,000	207,000
The Geo Group Incorporated	6.63	2-15-2021	20,000	21,450
				1,026,726

Health Care : 2.05%
Health Care Equipment & Supplies : 0.20%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	140,000	138,950
Hologic Incorporated	6.25	8-1-2020	110,000	116,875
				255,825

Health Care Providers & Services : 1.31%
Aviv Healthcare Properties LP	6.00	10-15-2021	40,000	42,200
Aviv Healthcare Properties LP	7.75	2-15-2019	100,000	106,750
Capella Healthcare Incorporated	9.25	7-1-2017	65,000	68,169
Centene Corporation	5.75	6-1-2017	75,000	81,375
Community Health Systems Incorporated 144A	6.88	2-1-2022	95,000	99,988
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	55,000	58,919
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	5,000	5,250
HCA Incorporated	5.88	3-15-2022	25,000	27,219
HCA Incorporated	6.50	2-15-2020	175,000	198,844
HealthSouth Corporation	5.75	11-1-2024	25,000	26,375
HealthSouth Corporation	7.25	10-1-2018	20,000	21,025
HealthSouth Corporation	8.13	2-15-2020	60,000	64,650
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	30,000	31,125
MPT Operating Partnership LP	6.38	2-15-2022	70,000	75,075
MPT Operating Partnership LP	6.88	5-1-2021	125,000	136,250
Select Medical Corporation	6.38	6-1-2021	345,000	359,663
Select Medical Corporation 144A	6.38	6-1-2021	110,000	114,675
Tenet Healthcare Corporation	6.00	10-1-2020	50,000	53,750
Tenet Healthcare Corporation	8.13	4-1-2022	90,000	102,375
				1,673,677

Health Care Technology : 0.23%
Emdeon Incorporated	11.00	12-31-2019	255,000	293,888

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 0.31%
Endo Finance Company 144A	5.75%	1-15-2022	$65,000	$66,625
Par Pharmaceutical Company	7.38	10-15-2020	159,000	172,515
Pinnacle Incorporated 144A	9.50	10-1-2023	35,000	38,850
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	100,000	107,250
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	5,000	5,188
				390,428

Industrials : 1.88%
Aerospace & Defense : 0.13%
TransDigm Group Incorporated	5.50	10-15-2020	65,000	65,325
TransDigm Group Incorporated 144A%%	6.00	7-15-2022	10,000	10,075
TransDigm Group Incorporated 144A%%	6.50	7-15-2024	10,000	10,150
TransDigm Group Incorporated	7.75	12-15-2018	75,000	80,625
				166,175

Airlines : 0.13%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	111,595
Aviation Capital Group Corporation 144A	7.13	10-15-2020	50,000	56,550
				168,145

Commercial Services & Supplies : 0.95%
ADT Corporation	4.13	6-15-2023	85,000	79,475
ADT Corporation	6.25	10-15-2021	55,000	57,888
Covanta Holding Corporation	5.88	3-1-2024	80,000	82,000
Covanta Holding Corporation	6.38	10-1-2022	195,000	209,869
Covanta Holding Corporation	7.25	12-1-2020	105,000	114,844
Iron Mountain Incorporated	5.75	8-15-2024	315,000	315,000
Iron Mountain Incorporated	6.00	8-15-2023	205,000	217,813
Iron Mountain Incorporated	7.75	10-1-2019	30,000	32,925
Iron Mountain Incorporated	8.38	8-15-2021	99,000	104,198
				1,214,012

Machinery : 0.06%
Columbus McKinnon Corporation	7.88	2-1-2019	75,000	80,156

Trading Companies & Distributors : 0.55%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	290,000	316,100
H&E Equipment Services Incorporated	7.00	9-1-2022	235,000	258,500
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	40,513
International Lease Finance Corporation	8.63	9-15-2015	75,000	81,758
				696,871

Transportation Infrastructure : 0.06%
Watco Companies LLC 144A	6.38	4-1-2023	70,000	71,400

Information Technology : 2.01%
Communications Equipment : 0.14%
CyrusOne LP	6.38	11-15-2022	25,000	26,563
Lucent Technologies Incorporated	6.45	3-15-2029	155,000	151,513
				178,076

Electronic Equipment, Instruments & Components : 0.58%
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	737,800

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Internet Software & Services : 0.01%
Sophia Holding Finance LP (PIK at 9.63%) 144A¥	9.63%	12-1-2018	$10,000	$10,400

IT Services : 0.84%
Audatex North America Incorporated 144A	6.00	6-15-2021	125,000	133,125
Audatex North America Incorporated 144A	6.13	11-1-2023	30,000	32,138
Fidelity National Information Services Incorporated	7.88	7-15-2020	100,000	106,600
First Data Corporation 144A	6.75	11-1-2020	80,000	85,900
First Data Corporation 144A	7.38	6-15-2019	50,000	53,625
First Data Corporation 144A	11.75	8-15-2021	170,000	188,700
First Data Holdings Incorporated (PIK at 14.50%) 144A¥	14.50	9-24-2019	68,115	68,456
SunGard Data Systems Incorporated	6.63	11-1-2019	100,000	105,750
SunGard Data Systems Incorporated	7.38	11-15-2018	253,000	267,864
SunGard Data Systems Incorporated	7.63	11-15-2020	25,000	27,406
				1,069,564

Semiconductors & Semiconductor Equipment : 0.10%
Micron Technology Incorporated 144A	5.88	2-15-2022	115,000	122,763

Software : 0.12%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	45,000	48,488
Activision Blizzard Incorporated 144A	6.13	9-15-2023	10,000	11,025
BMC Software Finance Incorporated 144A	8.13	7-15-2021	45,000	47,363
Nuance Communications Incorporated 144A	5.38	8-15-2020	50,000	50,875
				157,751

Technology Hardware, Storage & Peripherals : 0.22%
NCR Corporation 144A	5.88	12-15-2021	15,000	15,825
NCR Corporation 144A	6.38	12-15-2023	250,000	269,375
				285,200

Materials : 0.51%
Chemicals : 0.02%
Celanese US Holdings LLC	5.88	6-15-2021	20,000	22,075

Containers & Packaging : 0.34%
Crown Americas LLC	6.25	2-1-2021	20,000	21,500
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	5,000	5,594
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	47,500
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	69,750
Sealed Air Corporation 144A	8.38	9-15-2021	215,000	246,175
Silgan Holdings Incorporated	5.00	4-1-2020	50,000	51,500
				442,019

Paper & Forest Products : 0.15%
Georgia-Pacific LLC	8.88	5-15-2031	125,000	187,143

Telecommunication Services : 3.64%
Diversified Telecommunication Services : 1.58%
Citizens Communications Company	7.88	1-15-2027	200,000	204,500
Frontier Communications Corporation	8.13	10-1-2018	60,000	69,975
GCI Incorporated	6.75	6-1-2021	170,000	172,550
GCI Incorporated	8.63	11-15-2019	368,000	391,920
Qwest Corporation	7.25	9-15-2025	125,000	144,640
Qwest Corporation	7.63	8-3-2021	20,000	22,600
Syniverse Holdings Incorporated	9.13	1-15-2019	365,000	394,200
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	260,000	265,525
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	40,000	40,850

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Windstream Corporation	7.88%	11-1-2017	$265,000	$305,413
				2,012,173

Wireless Telecommunication Services : 2.06%
MetroPCS Wireless Incorporated	6.63	11-15-2020	240,000	255,600
MetroPCS Wireless Incorporated	7.88	9-1-2018	130,000	136,988
SBA Telecommunications Corporation	5.63	10-1-2019	10,000	10,563
SBA Telecommunications Corporation	5.75	7-15-2020	100,000	105,500
SBA Telecommunications Corporation	8.25	8-15-2019	7,000	7,368
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	1,127,500
Sprint Capital Corporation	8.75	3-15-2032	105,000	121,538
Sprint Communications Incorporated	7.00	8-15-2020	120,000	132,300
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	30,375
Sprint Communications Incorporated	11.50	11-15-2021	25,000	34,000
Sprint Corporation 144A	7.13	6-15-2024	70,000	75,425
Sprint Corporation 144A	7.25	9-15-2021	10,000	11,075
Sprint Corporation 144A	7.88	9-15-2023	10,000	11,300
T-Mobile USA Incorporated	6.13	1-15-2022	5,000	5,300
T-Mobile USA Incorporated	6.25	4-1-2021	35,000	37,188
T-Mobile USA Incorporated	6.46	4-28-2019	10,000	10,588
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,313
T-Mobile USA Incorporated	6.54	4-28-2020	10,000	10,800
T-Mobile USA Incorporated	6.63	4-1-2023	35,000	37,800
T-Mobile USA Incorporated	6.63	4-28-2021	65,000	70,038
T-Mobile USA Incorporated	6.73	4-28-2022	305,000	329,400
T-Mobile USA Incorporated	6.84	4-28-2023	65,000	70,525
				2,636,484

Utilities : 2.30%
Electric Utilities : 1.77%
ComEd Financing III	6.35	3-15-2033	1,340,000	1,333,300
Energy Future Intermediate Holding Company LLC 144A(s)	6.88	8-15-2017	25,000	25,750
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	145,000	158,050
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	438,432	495,429
Otter Tail Corporation (i)	9.00	12-15-2016	215,000	250,593
				2,263,122

Gas Utilities : 0.22%
AmeriGas Finance LLC	6.50	5-20-2021	5,000	5,388
AmeriGas Finance LLC	6.75	5-20-2020	175,000	190,750
AmeriGas Finance LLC	7.00	5-20-2022	75,000	82,875
				279,013

Independent Power & Renewable Electricity Producers : 0.31%
Calpine Corporation 144A	6.00	1-15-2022	40,000	42,900
NSG Holdings LLC 144A	7.75	12-15-2025	245,000	265,213
Reliant Energy Incorporated	9.24	7-2-2017	67,388	69,747
Reliant Energy Incorporated	9.68	7-2-2026	10,000	10,900
				388,760

Total Corporate Bonds and Notes (Cost $33,668,722)				35,822,455

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Dividend yield		Shares	Value
Preferred Stocks : 13.36%
Financials : 0.07%
Banks : 0.07%
GMAC Capital Trust I ±	8.13%		3,457	$93,754

Telecommunication Services : 1.85%
Diversified Telecommunication Services : 1.85%
Qwest Corporation	7.00		90,000	2,357,100

Utilities : 11.44%
Electric Utilities : 7.71%
Duke Energy Corporation	5.13		130,000	3,121,300
Entergy Arkansas Incorporated	4.75		65,000	1,439,100
Entergy Louisiana LLC	4.70		70,483	1,564,723
Indianapolis Power & Light Company	5.65		20,000	2,001,876
Interstate Power & Light Company	5.10		50,000	1,235,000
Wisconsin Public Service	5.08		4,804	476,947
				9,838,946

Multi-Utilities : 3.73%
DTE Energy Company Series Q	5.25		100,000	2,283,000
Integrys Energy Group ±	6.00		95,000	2,475,700
				4,758,700

Total Preferred Stocks (Cost $16,819,088)				17,048,500

	Interest rate	Maturity date	Principal
Loans ±: 3.28%
Accellent Incorporated	7.50	3-11-2022	$45,000	44,700
Alliance Laundry Systems LLC	9.50	12-10-2019	159,122	161,111
Applied Systems Incorporated	7.50	1-22-2022	25,000	25,413
Asurion LLC	8.50	3-3-2021	95,000	97,494
Capital Automotive LP	4.00	4-10-2019	196,273	196,666
Capital Automotive LP	6.00	4-30-2020	110,000	111,925
CBAC Borrower LLC	8.25	7-2-2020	85,000	87,975
CCM Merger Incorporated	5.00	3-1-2017	157,160	157,487
Centaur Acquisition LLC	8.75	2-20-2020	135,000	136,350
Dell Incorporated	4.50	4-29-2020	601,975	600,530
Focus Brands Incorporated	10.25	8-21-2018	176,935	179,146
Four Seasons Holdings Incorporated	6.25	12-24-2020	25,000	25,313
HGIM Corporation	5.50	6-18-2020	84,787	83,445
Learfield Communications Incorporated	8.75	10-9-2021	15,000	15,244
Level 3 Financing Incorporated	4.00	1-15-2020	250,000	250,375
Neff Rental <	0.00	5-21-2021	60,000	59,663
Philadelphia Energy Solutions LLC	6.25	4-4-2018	222,750	200,894
Sedgwick Incorporated	6.75	2-28-2022	45,000	44,791
Spin Holdco Incorporated	4.25	11-14-2019	119,501	119,291
Tallgrass Operations LLC	4.25	11-13-2018	103,074	103,546
Texas Competitive Electric Holdings LLC (s)	0.00	10-10-2014	1,471,940	1,173,342
TWCC Holdings Corporation	7.00	6-26-2020	150,000	148,437
Vertafore Incorporated	9.75	10-29-2017	35,000	35,700
W3 Company	9.25	9-13-2020	19,950	19,950
WASH Multifamily Laundry Systems LLC	4.50	2-21-2019	108,900	108,628
Total Loans (Cost $4,465,342)				4,187,416

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name		Expiration date	Shares	Value
Warrants : 0.03%
Utilities : 0.03%
Gas Utilities : 0.03%
Kinder Morgan Incorporated †		5-25-2017	16,000	$36,640

Total Warrants (Cost $30,480)				36,640

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 1.44%
Consumer Discretionary : 0.00%
Media : 0.00%
Videotron Limited	9.13%	4-15-2018	$3,000	3,105

Energy : 0.19%
Oil, Gas & Consumable Fuels : 0.19%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	93,118	70,770
Teekay Corporation	8.50	1-15-2020	146,000	168,813
				239,583

Financials : 0.02%
Banks : 0.02%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	31,163

Health Care : 0.12%
Pharmaceuticals : 0.12%
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	50,000	54,000
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	85,000	94,350
				148,350

Information Technology : 0.11%
Technology Hardware, Storage & Peripherals : 0.11%
Seagate Technology HDD Holdings	6.80	10-1-2016	50,000	56,000
Seagate Technology HDD Holdings	6.88	5-1-2020	80,000	86,800
				142,800

Materials : 0.21%
Metals & Mining : 0.15%
Novelis Incorporated	8.38	12-15-2017	100,000	106,750
Novelis Incorporated	8.75	12-15-2020	75,000	83,344
				190,094

Paper & Forest Products : 0.06%
Sappi Limited 144A	7.50	6-15-2032	100,000	84,500

Telecommunication Services : 0.79%
Diversified Telecommunication Services : 0.75%
Intelsat Jackson Holdings SA	5.50	8-1-2023	210,000	208,950
Intelsat Jackson Holdings SA	6.63	12-15-2022	55,000	57,338
Intelsat Jackson Holdings SA	7.25	4-1-2019	240,000	256,500
Intelsat Jackson Holdings SA	7.25	10-15-2020	150,000	162,000

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA	7.50%	4-1-2021	$50,000	$54,750
Intelsat Jackson Holdings SA	8.50	11-1-2019	40,000	42,650
Intelsat Luxembourg SA	7.75	6-1-2021	95,000	100,700
Intelsat Luxembourg SA	8.13	6-1-2023	40,000	43,000
Virgin Media Secured Finance plc 144A	5.38	4-15-2021	25,000	25,719
				951,607

Wireless Telecommunication Services : 0.04%
Telesat Canada 144A	6.00	5-15-2017	50,000	51,688

Total Yankee Corporate Bonds and Notes (Cost $1,755,310)				1,842,890

Short-Term Investments : 5.24%

	Yield		Shares
Investment Companies : 5.24%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		6,682,299	6,682,299

Total Short-Term Investments (Cost $6,682,299)				6,682,299

Total investments in securities (Cost $122,038,791)*	116.25%			148,303,799
Other assets and liabilities, net	(16.25)			(20,735,664)

Total net assets	100.00%			$127,568,135

±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	Security issued on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities and/or unfunded loans.
*	Cost for federal income tax purposes is $122,525,871 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,348,977
Gross unrealized losses	(3,571,049)

Net unrealized gains	$25,777,928

Wells Fargo Advantage Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On May 31, 2014, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a

1

when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of May 31, 2014, the Fund had unfunded loan commitments of $59,700.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Common stocks
Consumer Discretionary	$2,491,698	$0	$0	$2,491,698
Energy	12,153,132	0	0	12,153,132
Industrials	5,622,647	0	0	5,622,647
Telecommunication Services	10,667,294	0	0	10,667,294
Utilities	51,748,828	0	0	51,748,828
Corporate bonds and notes	0	35,822,455	0	35,822,455
Loans	0	3,769,195	418,221	4,187,416
Preferred stocks
Financials	93,754	0	0	93,754
Telecommunication Services	2,357,100	0	0	2,357,100
Utilities	12,118,823	2,478,823	0	14,597,646
Warrants
Utilities	0	36,640	0	36,640
Yankee corporate bonds and notes	0	1,842,890	0	1,842,890
Short-term investments
Investment companies	6,682,299	0	0	6,682,299

Total assets	$103,935,575	$43,950,003	$418,221	$148,303,799

2

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

3

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	July 28, 2014

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	July 28, 2014